Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefits and Share-based Compensation [Abstract]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)
Current year actuarial loss	$9
Amortization of prior service credit	1
Amortization of actuarial net gain	4
Other	(1)
Total recognized in other comprehensive loss	$13
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$52

(dollars in millions)	2014	2013
Projected benefit obligation	$34,261	$22,142
Accumulated benefit obligation	33,495	21,475
Fair value of plan assets	28,478	19,884

	Benefit Obligation		Net Cost
	2014	2013	2014	2013	2012
Discount rate	3.8%	4.7%	4.7%	4.0%	4.6%
Salary scale	4.2%	4.2%	4.2%	4.2%	4.3%
Expected return on plan assets	—	—	7.6%	7.7%	7.7%

	Benefit Obligation		Net Cost
	2014	2013	2014	2013	2012
Discount rate	3.8%	4.4%	4.4%	3.6%	4.2%

(dollars in millions)	Enhanced Global Equities	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2012	$447	$1,202	$276	$1,785	$3,710
Realized gains	—	195	—	20	215
Unrealized gains (losses) relating to instruments still held in the reporting period	50	(9)	2	102	145
Purchases, sales, and settlements, net	3	(49)	18	(107)	(135)
Balance, December 31, 2013	500	1,339	296	1,800	3,935
Realized gains	35	257	—	11	303
Unrealized (losses) gains relating to instruments still held in the reporting period	(23)	(23)	1	79	34
Purchases, sales, and settlements, net	13	(173)	12	23	(125)
Balance, December 31, 2014	$525	$1,400	$309	$1,913	$4,147

(dollars in millions)
Current year actuarial loss	$4,353
Amortization of actuarial loss	(429)
Current year prior service cost	5
Amortization of prior service credit	8
Other	(120)
Total recognized in other comprehensive loss	$3,817
Net recognized in net periodic pension cost and other comprehensive loss	$4,040

	2014	2013
Health care cost trend rate assumed for next year	7.0%	7.5%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2019	2019

(dollars in millions)
Net actuarial loss	$888
Prior service credit	(13)
$875

(dollars in millions)	2014	2013	2012
Pension Benefits:
Service cost	$487	$569	$500
Interest cost	1,517	1,373	1,331
Expected return on plan assets	(2,215)	(2,107)	(1,944)
Amortization of prior service credit	(8)	(34)	(24)
Amortization of unrecognized net transition obligation	—	—	1
Recognized actuarial net loss	429	954	722
Net settlement and curtailment loss	13	1	77
Net periodic pension cost - employer	$223	$756	$663

	2014 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$3	$(3)
Effect on postretirement benefit obligation	54	(46)

(dollars in millions)	2014	2013
Change in Benefit Obligation:
Beginning balance	$33,026	$35,708
Service cost	487	569
Interest cost	1,517	1,373
Actuarial loss (gain)	5,277	(3,027)
Total benefits paid	(1,939)	(1,601)
Net settlement and curtailment gain	(1)	(53)
Plan amendments	5	224
Other	(519)	(167)
Ending balance	$37,853	$33,026

Change in Plan Assets:
Beginning balance	$31,355	$29,928
Actual return on plan assets	3,140	3,019
Employer contributions	615	236
Benefits paid from plan assets	(1,939)	(1,601)
Other	(433)	(227)
Ending balance	$32,738	$31,355

Funded Status:
Fair value of plan assets	$32,738	$31,355
Benefit obligations	(37,853)	(33,026)
Funded status of plan	$(5,115)	$(1,671)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$681	$768
Current liability	(104)	(74)
Noncurrent liability	(5,692)	(2,365)
Net amount recognized	$(5,115)	$(1,671)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$9,068	$5,261
Prior service credit	(27)	(37)
Net amount recognized	$9,041	$5,224

(dollars in millions)	2014	2013	2012
Other Postretirement Benefits:
Service cost	$3	$3	$3
Interest cost	41	38	37
Amortization of prior service credit	(1)	(10)	(4)
Recognized actuarial net gain	(4)	(4)	(6)
Net settlement and curtailment gain	—	—	(2)
Net periodic other postretirement benefit cost	$39	$27	$28

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category:
Public Equities
Global Equities	$6,569	$2	$—	$6,571
Global Equity Commingled Funds [1]	—	5,431	—	5,431
Enhanced Global Equities [2]	292	2,191	525	3,008
Private Equities [3]	—	—	1,400	1,400
Fixed Income Securities
Governments	509	1,132	—	1,641
Corporate Bonds	4	9,190	309	9,503
Structured Products [4]	—	124	—	124
Real Estate [5]	—	12	1,913	1,925
Other [6]	—	2,244	—	2,244
Cash & Cash Equivalents [7]	201	247	—	448
Subtotal	$7,575	$20,573	$4,147	32,295
Other Assets & Liabilities [8]				443
Total at December 31, 2014				$32,738
Public Equities
Global Equities	$6,840	$1	$—	$6,841
Global Equity Commingled Funds [1]	—	4,881	—	4,881
Enhanced Global Equities [2]	261	2,241	500	3,002
Private Equities [3]	—	—	1,339	1,339
Fixed Income Securities
Governments	424	1,307	—	1,731
Corporate Bonds	—	8,461	296	8,757
Structured Products [4]	—	80	—	80
Real Estate [5]	—	13	1,800	1,813
Other [6]	—	2,110	—	2,110
Cash & Cash Equivalents [7]	2	207	—	209
Subtotal	$7,527	$19,301	$3,935	30,763
Other Assets & Liabilities [8]				592
Total at December 31, 2013				$31,355

(dollars in millions)	2014	2013
Change in Benefit Obligation:
Beginning balance	$987	$1,106
Service cost	3	3
Interest cost	41	38
Actuarial loss (gain)	7	(62)
Total benefits paid	(107)	(119)
Other	21	21
Ending balance	$952	$987

Change in Plan Assets:
Beginning balance	$—	$—
Employer contributions	85	95
Benefits paid from plan assets	(107)	(119)
Other	22	24
Ending balance	$—	$—

Funded Status:
Fair value of plan assets	$—	$—
Benefit obligations	(952)	(987)
Funded status of plan	$(952)	$(987)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(89)	$(86)
Noncurrent liability	(863)	(901)
Net amount recognized	$(952)	$(987)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(113)	$(124)
Prior service cost (credit)	1	(1)
Net amount recognized	$(112)	$(125)

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**
Outstanding at:
December 31, 2013	6,239	$57.88	38,215	$72.33	2,701	$78.77	1,478
Granted	194	112.54	4,516	112.47	688	112.49	387
Ancillary***	—	—	—	—	292	79.00	—
Exercised/earned	(3,846)	51.57	(3,941)	66.54	(1,095)	79.00	(324)
Cancelled	(299)	52.91	(386)	89.16	(54)	88.09	(46)
December 31, 2014	2,288	$73.76	38,404	$77.48	2,532	$87.65	1,495

	2014	2013	2012
Expected volatility	22% - 26%	26% - 27%	30% - 35%
Weighted-average volatility	26%	27%	30%
Expected term (in years)	7.6 - 8.0	7.3 - 7.6	7.4 - 7.7
Expected dividends	2.2%	2.6%	2.3%
Risk-free rate	0.0% - 3.1%	0.1% - 1.9%	0.0% - 2.0%

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	40,553	$76.56	$1,559	5.6	24,763	$68.13	$1,161	4.0
Performance Share Units/Restricted Stock	3,230	—	371	1.1

Schedule Of Multiemployer Plans Table [Text Block]

(dollars in millions)		Pension Protection Act Zone Status		FIP/ RP Status	Contributions
Pension Fund	EIN/Pension Plan Number	2014	2013	Pending/ Implemented	2014	2013	2012	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$79	$71	$63	No	July 8, 2017
Other funds					34	34	36
					$113	$105	$99